Noncontrolling Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Noncontrolling Interest [Abstract]
Schedule of activity for noncontrolling interests
The following summarizes the activity for noncontrolling interests recorded as equity for the nine months ended September 30, 2020 and year ended December 31, 2019:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019
Beginning balance	$245,040	$232,203
Contributions/issuance of noncontrolling interests	—	30,039
Reclass of noncontrolling interest subject to redemption	263	—
Repurchase of noncontrolling interest	(1,137)	—
Issuance of stock dividend for noncontrolling interest	1,068	1,861
Distributions to noncontrolling interests	(10,556)	(19,716)
Allocated distributions to noncontrolling interests subject to redemption	(23)	(42)
Net (loss) income	(598)	3,749
Other comprehensive loss	(4,165)	(3,054)

Ending balance	$229,892	$245,040

The following summarizes the activity for noncontrolling interests recorded as equity for the years ended December 31, 2019 and 2018:

	December 31,
	2019	2018
Beginning balance	$232,203	$31,105
Contributions/issuance of noncontrolling interests	30,039 (1)	205,000 (1)
Issuance of stock dividend for noncontrolling interest	1,861	—
Distributions to noncontrolling interests	(19,716)	(4,368)
Allocated distributions to noncontrolling interests subject to redemption	(42)	(13)
Net Income	3,749	789
Other comprehensive income (loss)	(3,054)	(310)

Ending balance	$245,040	$232,203

(1)	The issuance of noncontrolling units was the result of the Self Administration Transaction and Mergers. See Note 3, Self Administration Transaction, and Note 4, Real Estate , respectively.